Shareholders' Equity - Summary Of Accumulated Other Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Class of Stock [Line Items]
Beginning Balance	¥ 955,814		¥ 214,219	¥ 124,678
Other comprehensive income	(22,934)	$ (3,280)	10,460	69
End Balance	1,068,342	152,771	955,814	214,219
Accumulated Other Comprehensive Income (loss) [Member]
Class of Stock [Line Items]
Beginning Balance	25,539		15,079	15,010
Other comprehensive income	(22,934)		10,460	69
End Balance	2,605	373	25,539	15,079
Accumulated Other Comprehensive Income (loss) [Member] | Foreign currency translation adjustment [Member]
Class of Stock [Line Items]
Beginning Balance	25,539		15,079	15,010
Other comprehensive income	(22,934)		10,460	69
End Balance	¥ 2,605	$ 373	¥ 25,539	¥ 15,079